Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 119,769.00
Total Fee Amount	127,790.85
Total Transaction Valuation	925,350,074.00
Total Offset Amount	0.00
Net Fee	$ 8,021.85
Offering Table N/A
Offset Table N/A	N/A